Consolidated Statement of Financial Position € in Thousands, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Assets
Intangible assets	€ 24,927	€ 3,632	€ 2,495
Property Plant And Equipment Carrying Amount Total	66,052	23,137	16,692
Deferred tax assets	4,205	2,514	1,978
Non-current R&D incentives receivables	93,407	73,443	64,001
Other non-current assets	14,091	7,919	3,461
Non-current assets	202,682	110,645	88,627
Trade and other receivables	54,009	18,609	27,966
Current R&D incentives receivables	21,949	11,203	11,782
Current financial investments	3,919,216
Cash and cash equivalents	1,861,616	1,290,796	1,151,211
Other current assets	9,138	8,244	6,688
Current assets	5,865,927	1,328,851	1,197,647
Total assets	6,068,609	1,439,496	1,286,274
Equity and liabilities
Share capital	287,282	236,540	233,414
Share premium account	2,703,583	1,277,780	993,025
Other reserves	(4,842)	(735)	(1,260)
Translation differences	(1,142)	(1,557)	(1,754)
Accumulated losses	(109,223)	(297,779)	(211,441)
Total equity	2,875,658	1,214,249	1,011,983
Retirement benefit liabilities	8,263	3,764	3,582
Non-current lease liabilities	19,558
Other non-current liabilities	6,989	1,578	1,662
Non-current deferred income	2,586,348		97,348
Non-current liabilities	2,621,158	5,342	102,592
Current lease liabilities	5,826		9
Trade and other liabilities	143,434	68,928	48,281
Current tax payable	2,037	1,175	865
Current financial instruments	6,198
Current deferred income	414,298	149,801	122,544
Current liabilities	571,793	219,905	171,699
Total liabilities	3,192,951	225,247	274,291
Total equity and liabilities	€ 6,068,609	€ 1,439,496	€ 1,286,274